Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0001681682
Registrant Name	ENDRA Life Sciences Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES